Authorization to issue the financial statements	12 Months Ended
Dec. 31, 2018
Disclosure Of Authorization To Issue Financial Statements [Abstract]
Authorization to issue the financial statements
35.	Authorization to issue the financial statements

On February 20, 2019  the issuance of these consolidated financial statements was authorized by Lic. Raúl Revuelta Musalem, Chief Executive Officer, and by Lic. Saúl Villarreal García, Chief Financial Officer. Consequently, these consolidated financial statements do not reflect events after this date and are subject to approval at the Ordinary General Stockholders’ Meeting, where they may be modified based on provision set forth by the Mexican General Corporate Law.